Consolidated Statement of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Products (includes sales to affiliates of $808,834, $500,265 and $543,066)	$ 4,666,172	$ 3,354,348	$ 2,718,736
Service revenues	969,339	907,320	775,498
Other	111,391	124,034	107,074
Total net sales	5,746,902	4,385,702	3,601,308
Cost of sales and operating expenses:
Products	4,196,360	2,980,606	2,619,396
Services	879,199	775,637	671,598
Gain on sale of power generating facilities	(52,923)
Other	96,383	103,465	92,701
Total cost of sales and operating expenses	5,119,019	3,859,708	3,383,695
Gross income	627,883	525,994	217,613
Selling, general and administrative expenses	220,679	204,928	193,890
Operating income	407,204	321,066	23,723
Other income (expense):
Interest expense	(6,868)	(5,632)	(13,158)
Interest income	10,004	11,088	16,213
Interest income from affiliates	17,826	1,543	1,123
Income from affiliates	26,621	20,965	20,158
Other investment income, net	249	14,145	15,500
Foreign currency gain, net	651	1,254	2,432
Gain on disputed sale, net of expenses			16,787
Miscellaneous, net	(13,079)	(384)	6,463
Total other income, net	35,404	42,979	65,518
Total earnings before income taxes	442,608	364,045	89,241
Income tax benefit (expense)	(99,051)	(81,033)	2,276
Net earnings	343,557	283,012	91,517
Less: Net loss attributable to noncontrolling interests	2,290	599	965
Net earnings attributable to Seaboard	$ 345,847	$ 283,611	$ 92,482
Earnings per common share (in dollars per share)	$ 284.66	$ 231.69	$ 74.74
Weighted average shares outstanding (in shares)	1,214,934	1,224,092	1,237,452
Dividends declared per common share (in dollars per share)		$ 9.00	$ 3.00